Right-of-Use Asset/Lease Liability (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Right-of-Use Asset/Lease Liability [Abstract]
Lease liability interest charged	RM 4,633	$ 1,140	RM 2,828	$ 631
Payment of principal and interest	RM 66,000	16,236	66,000	$ 14,732
Leases of office equipment (in Dollars) | $		$ 5,000
Interest on lease liabilities operating activities | RM			RM 2,828